Loans and Notes (Details) - Schedule of Convertible Notes Payable, Net of Unamortized Discounts - Convertible Notes Payable [Member] - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Related parties, beginning balance	$ 5,500,000
Related parties, ending balance		$ 5,500,000
Third Parties [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Third parties, beginning balance	4,791,716	10,954,042
Issuance of convertible notes		6,983,019
Amortization of debt discounts	330,351	1,290,050
Repayments	(3,367,290)
Repayments	3,367,290
Conversion	(1,754,777)	(14,447,415)
Exchange rate effect		12,020
Third parties, ending balance		4,791,716	$ 10,954,042
Related Parties [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Related parties, beginning balance		2,437,574
Issuance of convertible notes
Amortization of debt discounts
Repayments
Repayments
Conversion		(2,437,574)
Exchange rate effect
Related parties, ending balance			2,437,574
Face value of convertible notes payable [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Face value of convertible notes payable, beginning balance	5,150,000	14,108,876	5,733,961
Issuance of convertible notes		8,172,093	8,374,915
Amortization of debt discounts
Amortization of debt discounts
Repayments	(3,367,290)
Repayments	3,367,290
Conversion	(1,782,710)	(17,130,969)
Exchange rate effect
Face value of convertible notes payable, ending balance		5,150,000	14,108,876
Unamortized debt discounts [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Unamortized debt discounts, beginning balance	(358,284)	(717,260)	(758,508)
Issuance of convertible notes		(1,189,074)	(1,231,610)
Issuance of convertible notes		(1,189,074)
Amortization of debt discounts	330,351	1,290,050	1,266,861
Repayments
Repayments
Conversion		245,980
Conversion	27,933	245,980
Exchange rate effect		12,020	5,997
Unamortized debt discounts, ending balance		(358,284)	(717,260)
Convertible notes payable, net of unamortized discounts [Member]
Schedule of Convertible Notes Payable, Net of Unamortized Discounts [Line Items]
Convertible notes payable, net of unamortized discounts, beginning balance	4,791,716	13,391,616	4,975,453
Issuance of convertible notes		6,983,019	7,143,305
Amortization of debt discounts	330,351	1,290,050	1,266,861
Repayments	(3,367,290)
Repayments	3,367,290
Conversion	(1,754,777)	(16,884,989)
Exchange rate effect		12,020	5,997
Convertible notes payable, net of unamortized discounts, ending balance		$ 4,791,716	$ 13,391,616